UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2007

 [LOGO OF USAA]
    USAA(R)

                             USAA INTERNATIONAL Fund


                      1st QUARTER Portfolio of Investments


                                 AUGUST 31, 2007

                                                                      (Form N-Q)

  P O R T F O L I O
==========================------------------------------------------------------
                              of INVESTMENTS


USAA INTERNATIONAL FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               COMMON STOCKS (98.8%)

               CONSUMER DISCRETIONARY (15.4%)
               ------------------------------
               ADVERTISING (2.1%)
  2,190,520    WPP Group plc                                                                $      31,181
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (3.0%)
    399,910    LVMH Moet Hennessy Louis Vuitton S.A.                                               44,666
                                                                                          ---------------
               APPAREL RETAIL (0.7%)
    261,020    Next plc                                                                            10,162
                                                                                          ---------------
               AUTOMOBILE MANUFACTURERS (3.2%)
    252,780    Bayerische Motoren Werke AG                                                         15,368
    560,100    Toyota Motor Corp.                                                                  32,700
                                                                                          ---------------
                                                                                                   48,068
                                                                                          ---------------
               BROADCASTING & CABLE TV (0.5%)
    282,547    Societe Television Francaise 1                                                       8,237
                                                                                          ---------------
               CASINOS & GAMING (2.8%)
  1,893,531    Ladbrokes plc                                                                       16,627
  2,130,410    William Hill plc                                                                    26,417
                                                                                          ---------------
                                                                                                   43,044
                                                                                          ---------------
               DISTRIBUTORS (1.0%)
  4,042,400    Li & Fung Ltd.                                                                      14,982
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.7%)
    264,980    Vivendi S.A.                                                                        10,833
                                                                                          ---------------
               TIRES & RUBBER (1.4%)
    571,800    Bridgestone Corp.                                                                   11,457
     75,793    Continental AG(a)                                                                    9,851
                                                                                          ---------------
                                                                                                   21,308
                                                                                          ---------------
               Total Consumer Discretionary                                                       232,481
                                                                                          ---------------

               CONSUMER STAPLES (17.7%)
               ------------------------
               BREWERS (1.2%)
    282,820    Heineken N.V.                                                                       17,907
                                                                                          ---------------
               DISTILLERS & VINTNERS (4.1%)
  1,517,240    Diageo plc                                                                          32,397
    142,138    Pernod Ricard S.A.                                                                  29,921
                                                                                          ---------------
                                                                                                   62,318
                                                                                          ---------------
               FOOD RETAIL (0.9%)
  1,686,249    Tesco plc                                                                           14,450
                                                                                          ---------------
               HOUSEHOLD PRODUCTS (6.0%)
  1,634,000    Kao Corp.                                                                           46,428
    804,730    Reckitt Benckiser plc                                                               43,792
                                                                                          ---------------
                                                                                                   90,220
                                                                                          ---------------

2

  P O R T F O L I O
==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA INTERNATIONAL FUND
AUGUST 31, 2007 (UNAUDITED)


                                                                                                   MARKET
     NUMBER                                                                                         VALUE
  OF SHARES    SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------
               PACKAGED FOODS & MEAT (4.9%)
    169,016    Nestle S.A.                                                                  $      73,470
                                                                                          ---------------
               PERSONAL PRODUCTS (0.6%)
     75,630    L'Oreal S.A.                                                                         8,858
                                                                                          ---------------
               Total Consumer Staples                                                             267,223
                                                                                          ---------------

               ENERGY (5.6%)
               -------------
               INTEGRATED OIL & GAS (4.1%)
    716,680    Royal Dutch Shell plc "A"                                                           27,816
    461,816    Total S.A. ADR(a)                                                                   34,678
                                                                                          ---------------
                                                                                                   62,494
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.5%)
    413,880    BG Group plc                                                                         6,626
      1,664    INPEX Holdings, Inc.                                                                15,233
                                                                                          ---------------
                                                                                                   21,859
                                                                                          ---------------
               Total Energy                                                                        84,353
                                                                                          ---------------

               FINANCIALS (18.7%)
               ------------------
               CONSUMER FINANCE (0.5%)
    563,700    Aeon Credit Service Co. Ltd.                                                         6,942
                                                                                          ---------------
               DIVERSIFIED BANKS (6.6%)
    615,390    Banco Bilbao Vizcaya Argentaria S.A.                                                14,159
    790,660    Credit Agricole S.A.                                                                29,835
  1,109,580    HSBC Holdings plc                                                                   20,068
    302,359    Julius Baer Holding Ltd. "B"                                                        20,009
     39,963    Komercni Banka A.S.                                                                  8,699
  9,841,500    PT Bank Central Asia Tbk                                                             6,288
                                                                                          ---------------
                                                                                                   99,058
                                                                                          ---------------
               DIVERSIFIED CAPITAL MARKETS (2.5%)
    739,061    UBS AG                                                                              38,515
                                                                                          ---------------
               INVESTMENT BANKING & BROKERAGE (1.5%)
  1,262,500    Nomura Holdings, Inc.                                                               22,352
                                                                                          ---------------
               MULTI-LINE INSURANCE (2.6%)
    188,649    Assicurazioni Generali S.p.A.                                                        7,718
    785,550    AXA S.A.                                                                            31,472
                                                                                          ---------------
                                                                                                   39,190
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
    273,248    QBE Insurance Group Ltd.                                                             7,794
                                                                                          ---------------
               REGIONAL BANKS (2.6%)
  1,855,223    Banca Intesa S.p.A.                                                                 13,976
    229,450    Erste Bank der oesterreichischen Sparkassen AG                                      16,625
    863,000    Shizuoka Bank, Ltd.                                                                  9,026
                                                                                          ---------------
                                                                                                   39,627
                                                                                          ---------------

  P O R T F O L I O
==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA INTERNATIONAL FUND
AUGUST 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               REINSURANCE (1.9%)
    334,027    Swiss Re                                                                     $      28,100
                                                                                          ---------------
               Total Financials                                                                   281,578
                                                                                          ---------------

               HEALTH CARE (7.5%)
               ------------------
               BIOTECHNOLOGY (0.6%)
    157,859    Actelion Ltd.*                                                                       8,749
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (0.6%)
     80,990    Synthes, Inc.                                                                        9,252
                                                                                          ---------------
               PHARMACEUTICALS (6.3%)
  1,578,900    GlaxoSmithKline plc                                                                 41,226
    307,320    Roche Holdings AG                                                                   53,385
                                                                                          ---------------
                                                                                                   94,611
                                                                                          ---------------
               Total Health Care                                                                  112,612
                                                                                          ---------------

               INDUSTRIALS (10.1%)
               -------------------
               AEROSPACE & DEFENSE (1.4%)
  1,096,473    Smiths Group plc                                                                    21,820
                                                                                          ---------------
               AIR FREIGHT & LOGISTICS (1.6%)
    576,390    TNT N.V.(a)                                                                         24,341
                                                                                          ---------------
               BUILDING PRODUCTS (1.1%)
  1,331,000    Asahi Glass Co. Ltd.(a)                                                             16,679
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (4.1%)
    525,142    Legrand S.A.(a)                                                                     18,643
    321,636    Schneider Electric S.A.                                                             42,719
                                                                                          ---------------
                                                                                                   61,362
                                                                                          ---------------
               INDUSTRIAL MACHINERY (0.9%)
    138,200    FANUC Ltd.                                                                          13,451
                                                                                          ---------------
               RAILROADS (1.0%)
    280,892    Canadian National Railway Co.                                                       14,789
                                                                                          ---------------
               Total Industrials                                                                  152,442
                                                                                          ---------------

               INFORMATION TECHNOLOGY (9.5%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.7%)
  2,707,330    LM Ericsson Telephone Co. "B" ADR                                                   10,048
                                                                                          ---------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (1.3%)
     68,700    Hirose Electric Co. Ltd.                                                             8,283
    408,300    Omron Corp.                                                                         10,825
                                                                                          ---------------
                                                                                                   19,108
                                                                                          ---------------
               HOME ENTERTAINMENT SOFTWARE (0.7%)
     23,400    Nintendo Co. Ltd.                                                                   10,852
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (0.5%)
    286,290    Satyam Computer Services Ltd. ADR                                                    7,295
                                                                                          ---------------

4

  P O R T F O L I O
==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA INTERNATIONAL FUND
AUGUST 31, 2007 (UNAUDITED)

                                                                                                   MARKET
       NUMBER                                                                                       VALUE
    OF SHARES  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------

               OFFICE ELECTRONICS (4.0%)
    688,300    Canon, Inc.                                                                  $      39,352
    933,000    Ricoh Co. Ltd.                                                                      20,627
                                                                                          ---------------
                                                                                                   59,979
                                                                                          ---------------
               SEMICONDUCTORS (2.3%)
     38,332    Samsung Electronics Co. Ltd.                                                        24,144
  1,101,650    Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                     10,928
                                                                                          ---------------
                                                                                                   35,072
                                                                                          ---------------
               Total Information Technology                                                       142,354
                                                                                          ---------------

               MATERIALS (8.9%)
               ----------------
               DIVERSIFIED CHEMICALS (2.8%)
    532,180    Bayer AG                                                                            41,990
                                                                                          ---------------
               DIVERSIFIED METALS & MINING (0.8%)
    406,930    BHP Billiton plc                                                                    11,971
                                                                                          ---------------
               INDUSTRIAL GASES (3.7%)
    194,727    Air Liquide S.A.                                                                    24,816
    256,270    Linde AG                                                                            30,075
                                                                                          ---------------
                                                                                                   54,891
                                                                                          ---------------
               SPECIALTY CHEMICALS (1.6%)
     27,209    Givaudan S.A.                                                                       24,555
                                                                                          ---------------
               Total Materials                                                                    133,407
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (1.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
  7,828,650    Singapore Telecommunications Ltd.                                                   18,694
                                                                                          ---------------
               Total Telecommunication Services                                                    18,694
                                                                                          ---------------

               UTILITIES (4.2%)
               ----------------
               ELECTRIC UTILITIES (2.5%)
    226,290    E. On AG                                                                            37,963
                                                                                          ---------------
               GAS UTILITIES (1.7%)
    295,810    Gaz de France S.A.(a)                                                               14,829
  1,996,000    Tokyo Gas Co. Ltd.                                                                   9,912
                                                                                          ---------------
                                                                                                   24,741
                                                                                          ---------------
               Total Utilities                                                                     62,704
                                                                                          ---------------
               Total Common Stocks (cost: $1,167,563)                                           1,487,848
                                                                                          ---------------

  P O R T F O L I O
==========================------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA INTERNATIONAL FUND
AUGUST 31, 2007 (UNAUDITED)


    PRINCIPAL                                                                                      MARKET
       AMOUNT                                                                                       VALUE
        (000)  SECURITY                                                                             (000)
 ----------------------------------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (0.8%)

               COMMERCIAL PAPER (0.8%)
$ 11,423       UBS Finance Delaware, LLC, 5.20%, 9/04/2007 (cost:  $11,418)                 $      11,418
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (6.6%)

               COMMERCIAL PAPER (1.5%)
  22,331       La Fayette Asset Securitization, LLC, 6.24%(b), 9/04/2007(c),(d)                    22,319
                                                                                          ---------------

      NUMBER OF
   SHARES (000)
 ----------------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.1%)
  962,004      AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.34%(e)                        962
                                                                                          ---------------

    PRINCIPAL
       AMOUNT
        (000)
 ----------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (5.0%)
$ 33,000       Credit Suisse First Boston LLC, 5.25%, acquired on 8/31/2007 and due
                     9/04/2007 at $33,000 (collateralized by $33,945 of Fannie Mae
                     Discount Notes(f), 5.45%(b), due 10/31/2007; market value $33,663)            33,000
  41,000       Deutsche Bank Securities, Inc., 5.30%, acquired on 8/31/2007 and due
                     9/04/2007 at $41,000 (collateralized by $11,299 of Freddie Mac
                     Notes (f), 3.29%, due 10/12/2007; $30,000 of Federal Home Loan
                     Bank Bonds (f), 4.88%, due 11/27/2013, combined market value
                     $41,821)                                                                      41,000
  2,000        Morgan Stanley & Co., Inc., 5.25%, acquired on 8/31/2007 and due
                     9/04/2007 at $2,000 (collateralized by $2,060 of Fannie Mae
                     Discount Notes(f), 5.45%(b), due 10/31/2007; market value $2,043)              2,000
                                                                                          ---------------
               Total Repurchase Agreements                                                         76,000
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned
               (cost: $99,281)                                                                     99,281
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $1,278,262)                                     $       1,598,547
                                                                                          ===============

  N O T E S
==========================------------------------------------------------------
                              to Portfolio of INVESTMENTS


USAA INTERNATIONAL FUND
AUGUST 31, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities

  N O T E S
==========================------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA INTERNATIONAL FUND
AUGUST 31, 2007 (UNAUDITED)

may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

8

  N O T E S
==========================------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA INTERNATIONAL FUND
AUGUST 31, 2007 (UNAUDITED)


B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of August 31, 2007, was approximately $95,722,000.

D. As of August 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2007, were $345,963,000 and $25,678,000, respectively, resulting in net unrealized appreciation of $320,285,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,505,226,000 at August 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  N O T E S
==========================------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA INTERNATIONAL FUND
AUGUST 31, 2007 (UNAUDITED)



PORTFOLIO DESCRIPTION ABBREVIATIONS

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of August 31, 2007.

(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid. (e) Rate represents the money market fund annualized seven-day yield at August 31, 2007.

(f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

* Non-income-producing security for the 12 months preceding August 31, 2007.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    OCTOBER 25, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    OCTOBER 26, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    OCTOBER 26, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.